Collaborative Arrangements - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 14, 1999	Jul. 31, 1999	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Collaborative Arrangement [Line Items]
Collaborative arrangement	The purpose of the Collaboration is to develop enhanced banana plants which will result in banana fruit with improved consumer- and grower-driven traits. The program had been performed as a joint collaboration whereby the Company paid for 50% of the research costs of the program.
Collaboration grant amount received		$ 340,000
Collaboration granted period		5 years
Collaboration agreement expiration period		May 31, 2004
Collaboration amount received			99,728	99,728	99,728
Royalty payable period			10 years
Collaboration expenses			$ 0	$ 100,000	$ 205,000